[DECHERT LLP LETTERHEAD]

July 26, 2010

Ms. Kimberly A. Browning
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE: CLAYMORE EXCHANGE-TRADED FUND TRUST
(THE "TRUST;" FILE NOS. 333-134551 & 811-21906)

Dear Ms. Browning:

I enclose Post-Effective Amendment No. 98 (the "Amendment") to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof, for the purpose of reflecting changes to the names and investment objectives and strategies from index-based to actively-managed exchange-traded funds for two series of the Trust.

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz